Related party transactions and Directors remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Aggregate emoluments	[1]	£ 8.5	£ 8.1
Amounts paid under LTIPs	[2]	1.1	0.0
Total directors expense in accordance with companies act 2006		£ 9.6	£ 8.1

[1]

The aggregate emoluments include amounts paid for the 2017 year. In addition, deferred share awards for 2017 will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions. The total of the deferred share awards is £ 1 m ( 2016 : £ 1.4 m).

[2]

The figure above for "Amounts paid under LTIPs" relates to an LTIP award that was released to Tushar Morzaria in 2017 . Dividen d shares released on the award are excluded. The LTIP figure in the single total figure table for executive Directors' 2017 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2018 in respect of th e 2015-2017 LTIP cycle.There were no pension contributions paid to defined contribution schemes on behalf of Directors ( 2016 : £ nil ). There were no notional pension contributions to defined contribution schemes.